INCOME TAXES - Temporary differences and tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Deferred income tax assets	$ 49	$ 126
Deferred tax liabilities	(2,157)	(2,053)
Net deferred income tax liabilities	(5,365)	(1,831)
Tax losses carried forward
Income Taxes [Line Items]
Deferred income tax assets	19,394	1,399
Provision for decommissioning, restoration and rehabilitation costs [member]
Income Taxes [Line Items]
Deferred income tax assets	2,175	262
Withholding tax liability [Member]
Income Taxes [Line Items]
Deferred tax liabilities	(2,157)	(2,053)
Property, plant and equipment
Income Taxes [Line Items]
Deferred tax liabilities	(6,394)	(1,754)
Mineral Property Interests [Member]
Income Taxes [Line Items]
Deferred tax liabilities	(16,163)
Other Taxable Temporary Differences [Member]
Income Taxes [Line Items]
Deferred tax liabilities	(264)	(28)
Other deductible temporary differences
Income Taxes [Line Items]
Deferred income tax assets	$ 44	$ 343